NOTE 14 ASSET RETIREMENT OBLIGATIONS (Details) - Schedule of Chage in Asset Retirement Obligation (USD $)	12 Months Ended		114 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2013
Schedule of Chage in Asset Retirement Obligation [Abstract]
Asset retirement obligation	$ 5,584
Accretion Expense	574	513	1,330
Asset retirement obligation	$ 6,158	$ 5,584	$ 6,158